Taxation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit (as a percent)	2.50%	0.40%	0.10%
Effect of different tax rate of group entity operating in other jurisdictions (as a percent)	3.50%	7.00%	2.80%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact (as a percent)	(8.50%)	(2.80%)	(0.60%)
Effect of tax holidays granted to PRC subsidiaries, current income tax impact (as a percent)	(13.70%)	(13.90%)	(14.30%)
Effect of additional research and development of new technology, products, and processes ("R&D") deduction (as a percent)	(1.80%)	(3.50%)	(0.80%)
Effect of valuation allowance (as a percent)	1.30%	1.40%	0.90%
Withholding tax on undistributed earnings (as a percent)	21.80%		(2.90%)
Effect of adjustment of prior year tax benefit	(9.60%)	(26.00%)
Effective tax rate (as a percent)	20.50%	(12.40%)	10.20%
Tax holidays
Aggregate dollar effect of tax holidays on income tax expense	$ 1,551,717	$ 2,546,454	$ 2,463,963
Decrease in basic earnings per share, maximum (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Decrease in diluted earnings per share, maximum (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Deferred tax assets:
Deferred revenue and advance from customers	2,738,502	2,441,578
Payroll payable and accrued expenses	639,491	363,097
Net operating losses	475,471	242,460
Advertising expenses	356,419	151,510
Other	292,192	13,711
Gross deferred tax assets:	4,502,075	3,212,356
Valuation allowances	(335,987)	(242,460)
Net deferred tax assets	4,166,088	2,969,896
Deferred tax liabilities:
Amortization of intangible assets	229,540	13,473
Undistributed retained earnings of VIE	1,528,594
Net deferred tax liabilities	1,758,134	13,473
Deferred tax assets are analyzed as:
Current	4,166,088	2,969,896
Net deferred tax assets	4,166,088	2,969,896
Deferred tax liabilities are analyzed as:
Current	1,758,134	13,473
Net deferred tax liabilities	$ 1,758,134	$ 13,473